Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments And Contingencies Disclosure [Abstract]
Contractual Obligations, Including Capital Expenditures and Future Minimum Lease Payments Under Non-Cancelable Operating Lease Arrangements and Purchase Commitments

The contractual obligations of the Company, including purchase commitments under non-cancelable arrangements as of December 31, 2024 and 2025, are summarized below. The Company does not participate in, or secure financing for, any unconsolidated limited purpose entities.

	Payments due by period
As of December 31, 2024	Total	Less than One Year	One to Three Years	Three to Five Years	More than Five Years
	(in thousands of U.S. dollars)
Contractual Obligations
Capital commitments	$93,408	$10,152	$71,736	$11,520	$—

	Payments due by period
As of December 31, 2025	Total	Less than One Year	One to Three Years	Three to Five Years	More than Five Years
	(in thousands of U.S. dollars)
Contractual Obligations
Capital commitments	$74,343	$50,386	$17,271	$6,686	$—